Results by business segment (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Disclosure of operating segments

	As at or for the year ended October 31, 2025

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$14,496	$7,268	$5,459	$–	$4,789	$988	$33,000
Non-interest income	5,358	1,294	16,919	1,321	9,637	(924)	33,605
Total revenue	19,854	8,562	22,378	1,321	14,426	64	66,605
Provision for credit losses	2,105	1,550	120	–	587	–	4,362
Non-interest expense	8,001	2,833	16,769	315	7,966	708	36,592
Net income (loss) before income taxes	9,748	4,179	5,489	1,006	5,873	(644)	25,651
Income taxes (recoveries)	2,643	1,159	1,200	178	480	(378)	5,282
Net income	$7,105	$3,020	$4,289	$828	$5,393	$(266)	$20,369
Non-interest expense includes:
Depreciation and amortization	$1,085	$105	$1,237	$46	$570	$2	$3,045
Impairment of other intangibles	9	–	22	1	2	–	34

Total assets	$574,456	$196,254	$196,129	$32,405	$1,223,853	$101,909	$2,325,006
Total assets include:
Additions to premises and equipment and intangibles	$476	$50	$912	$8	$365	$974	$2,785

Total liabilities	$574,462	$196,252	$194,689	$32,234	$1,223,212	$(34,994)	$2,185,855

	As at or for the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking (1)	Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$12,438	$6,061	$4,979	$–	$3,183	$1,292	$27,953
Non-interest income	4,904	1,321	14,647	1,224	8,829	(1,534)	29,391
Total revenue	17,342	7,382	19,626	1,224	12,012	(242)	57,344
Provision for credit losses	1,802	975	29	2	424	–	3,232
Non-interest expense	7,485	2,512	15,312	285	7,016	1,640	34,250
Net income (loss) before income taxes	8,055	3,895	4,285	937	4,572	(1,882)	19,862
Income taxes (recoveries)	2,134	1,077	863	208	(1)	(659)	3,622
Net income	$5,921	$2,818	$3,422	$729	$4,573	$(1,223)	$16,240
Non-interest expense includes:
Depreciation and amortization	$1,105	$62	$1,223	$6	$528	$(11)	$2,913
Impairment of other intangibles	21	–	23	2	22	–	68

Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582
Total assets include:
Additions to premises and equipment and intangibles	$2,274	$740	$887	$11	$494	$680	$5,086

Total liabilities	$554,970	$187,135	$183,055	$29,158	$1,127,564	$(37,492)	$2,044,390

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6.
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
Geographic segments
For geographic reporting, our segments are grouped into Canada, the U.S. and Other International. Transactions are primarily recorded in the location that best reflects the risk due to negative changes in economic conditions and prospects for growth due to positive economic changes. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of our clients. Transactions are recorded in the local currency and are subject to foreign exchange rate fluctuations with respect to the movement in the Canadian dollar.

	As at or for the year ended
	October 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Canada	United States	Other International	Total	Canada	United States	Other International	Total
Total revenue	$41,861	$17,200	$7,544	$66,605	$35,847	$15,034	$6,463	$57,344
Net income	14,537	3,804	2,028	20,369	11,266	2,880	2,094	16,240
Total assets	1,278,626	681,125	365,255	2,325,006	1,205,561	615,747	350,274	2,171,582